Commitments And Contingencies (Schedule Of Future Miinimum Lease Payments Under Operating Leases) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 32
2019	21
2020	14
2021	11
2022	10
Thereafter	1
Total future minimum lease payments	$ 89